Schedule of aggregate amortization expense (Details)	Dec. 31, 2025 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2026	$ 2,692,062
2027	2,422,854
2028	1,292,190
2029	258,438
2030	64,609
Total amortization expense	$ 6,730,154